AB Tax-Aware Real Return Income Shares

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 83.8%
Long-Term Municipal Bonds – 75.2%
Alabama – 2.9%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	$580	$662,155

Alaska – 2.3%
Alaska Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation Obligated Group) Series 2019 4.00%, 04/01/2033	445	524,136

Arizona – 1.5%
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2019B 5.00%, 07/01/2033	275	352,879

Colorado – 2.9%
Weld County School District No. RE-2 Eaton Series 2019 5.00%, 12/01/2026-12/01/2027	530	667,301

Connecticut – 9.2%
City of New Haven CT Series 2017A 5.25%, 08/01/2026	70	84,432
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 5.00%, 07/01/2034	515	662,825
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2019U 2.00%, 07/01/2033	1,055	1,065,552
State of Connecticut Series 2020A 5.00%, 01/15/2031	215	284,546

		2,097,355

Delaware – 3.8%
State of Delaware Series 2014 3.00%, 03/01/2028	850	864,334

District of Columbia – 2.8%
District of Columbia (District of Columbia Fed Hwy Grant) Series 2020 5.00%, 12/01/2031	490	641,908

Florida – 4.7%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2033	250	317,281

	Principal Amount (000)	U.S. $ Value

Greater Orlando Aviation Authority Series 2019A 5.00%, 10/01/2027	$95	$119,227
Hillsborough County Aviation Authority Series 2013-A 5.00%, 10/01/2026	580	637,148

		1,073,656

Illinois – 5.9%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2032	100	126,880
Sales Tax Securitization Corp. Series 2020A 5.00%, 01/01/2026	270	321,976
State of Illinois Series 2017D 5.00%, 11/01/2027	175	217,436
Series 2018A 5.00%, 10/01/2025	295	348,528
Series 2019A 5.00%, 11/01/2025	290	343,528

		1,358,348

Kentucky – 6.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2027	100	122,342
Kentucky Public Energy Authority (Morgan Stanley) Series 2019C 4.00%, 02/01/2050	570	678,949
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020A 4.00%, 10/01/2040	575	672,047

		1,473,338

Louisiana – 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System) Series 2019 5.00%, 10/01/2023	320	352,481
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	100	115,113

		467,594

	Principal Amount (000)	U.S. $ Value

Michigan – 1.4%
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029	$100	$107,577
Michigan State University Series 2019C 5.00%, 08/15/2032	160	208,948

		316,525

Missouri – 1.0%
Missouri Highway & Transportation Commission Series 2019B 5.00%, 11/01/2021	225	227,726

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 12/15/2031	330	425,166

New York – 5.3%
Metropolitan Transportation Authority Series 2012C 5.00%, 11/15/2030	260	274,294
Series 2012F 5.00%, 11/15/2030	265	279,569
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2019B 5.00%, 11/01/2035	200	261,896
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.80%, 09/15/2069	210	219,214
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.375%, 10/01/2045	150	180,378

		1,215,351

North Carolina – 1.9%
Raleigh Durham Airport Authority Series 2020A 5.00%, 05/01/2027	340	421,980

Ohio – 5.6%
Buckeye Tobacco Settlement Financing Authority Series 2020A 5.00%, 06/01/2033-06/01/2035	495	648,530
State of Ohio (State of Ohio Department of Transportation) Series 20192 5.00%, 12/15/2024	545	632,618

		1,281,148

	Principal Amount (000)	U.S. $ Value

Other – 0.5%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.65%, 06/15/2036(a)	$100	$108,902

Pennsylvania – 7.4%
City of Philadelphia PA Series 2019B 5.00%, 02/01/2030	155	203,797
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2025	120	140,636
Lower Merion School District Series 2019B 5.00%, 04/01/2023	710	768,503
Pennsylvania Turnpike Commission Series 2019 5.00%, 12/01/2021	575	584,243

		1,697,179

Texas – 0.9%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	110,135
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	100	103,538

		213,673

Virginia – 1.0%
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019 5.00%, 02/01/2026	190	229,335

Washington – 0.8%
City of Seattle WA Municipal Light & Power Revenue Series 2014 5.00%, 09/01/2023	165	181,781

West Virginia – 2.8%
State of West Virginia Series 2019A 5.00%, 06/01/2027	515	648,684

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(a)	50	61,708

Total Long-Term Municipal Bonds (cost $16,562,229)		17,212,162

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 8.6%
Maryland – 1.7%
Maryland Health & Higher Educational Facilities Authority Series 2014B 0.02%, 04/01/2035(b)	$400	$400,000

New Hampshire – 2.7%
County of Merrimack NH Series 2021 2.00%, 12/30/2021	605	609,788

South Carolina – 2.4%
County Square Redevelopment Corp. (County of Greenville SC Lease) Series 2021 2.00%, 03/03/2022	555	561,361

Texas – 1.8%
State of Texas Series 2020 4.00%, 08/26/2021	400	401,058

Total Short-Term Municipal Notes (cost $1,971,632)		1,972,207

Total Municipal Obligations (cost $18,533,861)		19,184,369

	Shares

SHORT-TERM INVESTMENTS – 14.0%
Investment Companies – 14.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $3,210,856)	3,210,856	3,210,856

Total Investments – 97.8% (cost $21,744,717)(f)		22,395,225
Other assets less liabilities – 2.2%		510,824

Net Assets – 100.0%		$22,906,049

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,000	12/24/2021	1.753%	CPI#	Maturity	$112,293	$—	$112,293
USD	3,000	02/10/2023	1.558%	CPI#	Maturity	135,281	—	135,281
USD	2,500	12/24/2024	1.846%	CPI#	Maturity	136,082	—	136,082
USD	2,000	02/10/2027	1.755%	CPI#	Maturity	151,845	—	151,845
USD	2,600	12/24/2029	1.978%	CPI#	Maturity	196,171	—	196,171
USD	1,000	02/10/2035	1.914%	CPI#	Maturity	104,007	—	104,007

						$835,679	$—	$835,679

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,800	11/25/2021	1.585%	3 Month LIBOR	Semi-Annual/ Quarterly	$(42,393)	$—	$(42,393)
USD	5,300	01/23/2023	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(117,820)	—	(117,820)
USD	14,400	11/29/2024	1.538%	3 Month LIBOR	Semi-Annual/ Quarterly	(515,063)	—	(515,063)
USD	4,700	11/25/2026	1.581%	3 Month LIBOR	Semi-Annual/ Quarterly	(196,557)	—	(196,557)
USD	3,500	01/23/2031	1.890%	3 Month LIBOR	Semi-Annual/ Quarterly	(212,480)	—	(212,480)

						$(1,084,313)	$—	$(1,084,313)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	1,000	04/29/2036	2.498%	CPI#	Maturity	$9,875	$—	$9,875

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	8,706	01/25/2022	$385,385
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	14,256	01/29/2022	618,453
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	8,744	02/23/2022	327,392

						$1,331,230

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $389,261 or 1.7% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,833,098 and gross unrealized depreciation of investments was $(1,090,119), resulting in net unrealized appreciation of $1,742,979.

As of July 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.0% and 0.0%, respectively.

Glossary:

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

AB Tax-Aware Real Return Income Shares

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term - US Municipal Bonds	$—	$17,212,162	$—	$17,212,162
Short-Term Municipal Notes	—	1,972,207	—	1,972,207
Investment Companies	3,210,856	—	—	3,210,856

Total Investments in Securities	3,210,856	19,184,369	—	22,395,225
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	835,679	—	835,679
Inflation (CPI) Swaps	—	9,875	—	9,875
Total Return Swaps	—	1,331,230	—	1,331,230
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,084,313)	—	(1,084,313)

Total	$3,210,856	$20,276,840	$—	$23,487,696

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2021 is as follows:

Fund	Market Value 04/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,570	$3,504	$1,863	$3,211	$0	**

**	Amount less than $500.